Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-3889635
Plan number	001
Participant loan, interest rate	2.00%
Promissory notes	$ 10,448,537
Total assets (held at end of year)	$ 209,104,065
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.75%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 4,176,588
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	162,022,809
Investment, Identifier [Axis]: Insurance Company General Account | General Investment Account, contract value
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 28,985,019
Investment, Identifier [Axis]: Mutual Funds | Fidelity Global EX US Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	65,080
Current value	$ 1,214,389
Investment, Identifier [Axis]: Mutual Funds | Fidelity Small Cap Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	57,152
Current value	$ 1,767,724
Investment, Identifier [Axis]: Mutual Funds | Global Equity Fund LSV Global Value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	81,609
Current value	$ 1,194,476
Investment, Identifier [Axis]: Non-Pooled Separate Account | Hormel Foods Corporation Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	55,792
Current value	$ 3,219,586
Investment, Identifier [Axis]: Self-Directed Brokerage Assets | Charles Schwab & Co.
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 251,526
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock Equity Index S&P 500
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	159,821
Current value	$ 8,418,380
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,192,152
Current value	$ 27,810,143
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	944,950
Current value	$ 24,487,730
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	594,714
Current value	$ 16,921,894
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	515,141
Current value	$ 15,864,791
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	398,491
Current value	$ 12,962,722
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	304,570
Current value	$ 10,116,523
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	253,330
Current value	$ 7,028,772
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	228,385
Current value	$ 3,402,186
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	74,960
Current value	$ 886,628
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock LifePath Index Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	1,113,072
Current value	$ 20,894,133
Investment, Identifier [Axis]: Separate Trust Accounts | BlackRock US Debt Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	60,643
Current value	$ 769,300
Investment, Identifier [Axis]: Separate Trust Accounts | Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	166,253
Current value	$ 1,709,325
Investment, Identifier [Axis]: Separate Trust Accounts | Global Equity Fund CIT
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares | shares	744,343
Current value	$ 10,750,282